SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Disclosure of summary of significant accounting policies [abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.1 Statement of compliance
The Consolidated Financial Statements of Constellium SE and its subsidiaries have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and as endorsed by the European Union (EU). The Group’s application of IFRS results in no difference between IFRS as issued by the IASB and IFRS as endorsed by the EU (https://ec.europa.eu/info/law/international-accounting-standards-regulation-ec-no-1606-2002_en).
The Consolidated Financial Statements were authorized for issue by the Board of Directors on March 9, 2020.
2.2 Application of new and revised IFRS
The Group has adopted IFRS 16 - Leases and IFRIC 23 - Uncertainty over Income Tax treatment effective January 1, 2019.
Several other amendments and interpretations apply for the first time in 2019, but do not have any impact on the Consolidated Financial Statements of the Group. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
IFRS 16 - Leases
IFRS 16 - Leases deals with principles for the recognition, measurement, presentation and disclosures of leases. The standard provides an accounting model, requiring a lessee to recognize assets and liabilities for leases.
Right-of-use assets
The Group recognizes right-of-use assets at the commencement date of the lease. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and are adjusted for remeasurement of lease liabilities resulting from a change in future lease payments arising from a change in an index or a rate, or a change in the assessment of whether the purchase, extension or termination options will be exercised.
The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.

Lease liabilities
At the commencement date of the lease, the Group recognizes a lease liability measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments less any lease incentive receivables, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expense in the period in which the event or condition that triggers the payment occurs.
In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the implicit interest rate in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced by the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, or a change in the assessment to purchase the underlying asset.
Short-term leases and leases of low-value assets
The Group applies the short-term lease recognition exemption to leases that have a lease term of 12 months or less from the commencement date and which do not contain a purchase option. The Group also applies the low-value asset recognition exemption to leases of assets with a value below €5,000. Lease payments on short-term leases and low-value asset leases are recognized as expense on a straight-line basis over the lease term.
The standard replaced IAS 17 - Leases and is effective for accounting periods beginning on or after January 1, 2019. The Group adopted IFRS 16 retrospectively with the cumulative effect of initially applying the standard recognized at the initial date of application. The Group elected to apply the practical expedients for low-value assets, short-term leases and lease and non-lease components as a single component. In addition, the Group elected for the relief provision of IFRS 16 and did not apply IFRS 16 to contracts that were not previously identified as containing a lease under IAS 17 and IFRIC 4.
On January 1, 2019, the Group recognized lease liabilities for €102 million and corresponding right-of-use assets for €102 million for leases previously accounted for as operating leases, excluding initial direct costs, based on an average incremental borrowing rate of 7.6% and no cumulative effect adjustment to the opening balance of retained earnings was recognized.

(in millions of Euros)	Carrying amount December 31, 2018	IFRS16 impact	Carrying amount January 1, 2019
Property, plant and equipment	1,666	102	1,768
Borrowings	(2,151)	(102)	(2,253)

As of December 31, 2018, commitments for leases previously accounted for as operating leases amounted to €133 million. The difference compared to the lease liabilities recognized as of January 1, 2019 is primarily explained by the impact of discounting and the recognition of short-term leases and low-value asset leases on a straight-line basis as expense, partially offset by adjustments as a result of extension options.
IFRIC 23 - Uncertainty over Income Tax treatment
This interpretation provides guidance on how to determine an entity’s taxable result where there is uncertainty over whether tax positions taken by an entity will be accepted by the tax authority. The recognition criteria is based on the assessment of whether the tax authority will accept a tax treatment, on a more-likely-than-not basis, assuming that the tax authority has full knowledge of all relevant information. Uncertain tax positions recognized are measured using either (i) the most likely amount between two possible outcomes or (ii) the weighted average amount of several possible outcomes (expected value), depending on which is thought to give a better prediction of the resolution of the uncertainty.
The Group adopted IFRIC 23 using the cumulative effect method of adoption at the date of initial application. There was no cumulative effect adjustment to the opening balance of retained earnings as of January 1, 2019.
The adoption of IFRIC 23 resulted in the reduction of provisions by €20 million to increase Income tax payable and reduce deferred income tax assets and current tax receivables at January 1, 2019.
2.3 New standards and interpretations not yet mandatorily applicable
The Group has not applied the following new standards and interpretations that have been issued but are not yet effective and which could affect the Group’s future Consolidated Financial Statements:
Amendments to IFRS 3: Definition of a Business
In October 2018, the IASB issued amendments to the definition of a business in IFRS 3 Business Combinations to help entities determine whether an acquired set of activities and assets is a business or not. They clarify the minimum requirements for a business, remove the assessment of whether market participants are capable of replacing any missing elements, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs, and introduce an optional fair value concentration test.
Since the amendments apply prospectively to transactions or other events that occur on or after the date of first application, the Group will not be affected by these amendments on the date of transition.
Amendments to IAS 1 and IAS 8: Definition of Material
In October 2018, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to align the definition of ‘material’ across the standards and to clarify certain aspects of the definition. The new definition states that, 'Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.' The amendments to the definition of material is not expected to have a significant impact on the Group’s Consolidated Financial Statements.
The Group plans to adopt the new standards and interpretations on their required effective dates.
2.4 Basis of preparation
In accordance with IAS 1- Presentation of Financial Statements, the Consolidated Financial Statements are prepared on the assumption that Constellium is a going concern and will continue in operation for the foreseeable future.
The Group's financial position, its cash flows, liquidity position and borrowing facilities are described in the Consolidated Financial Statements in NOTE 14 - Cash and Cash Equivalent, NOTE 22 - Borrowings and NOTE 24 - Financial Risk Management.
The Group’s forecasts and projections, taking account of reasonably possible changes in trading performance, including an assessment of the current macroeconomic environment, indicate that the Group should be able to operate within the level of its current facilities and related covenants.
Accordingly, the Group continues to adopt the going concern basis in preparing the Consolidated Financial Statements. Management considers that this assumption is not invalidated by the Group’s negative equity at December 31, 2019. This assessment was confirmed by the Board of Directors on March 5, 2020.
2.5 Presentation of the operating performance of each operating segment and of the Group
In accordance with IFRS 8 - Operating Segments, operating segments are based upon the product lines, markets and industries served, and are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (“CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer.
Constellium’s CODM measures the profitability and financial performance of its operating segments based on Adjusted EBITDA as it illustrates the underlying performance of continuing operations by excluding certain non-recurring and non-operating items. Adjusted EBITDA is defined as income / (loss) from continuing operations before income taxes, results from joint ventures, net finance costs, other expenses and depreciation and amortization as adjusted to exclude restructuring costs, impairment charges, unrealized gains or losses on derivatives and on foreign exchange differences on transactions that do not qualify for hedge accounting, metal price lag, share-based compensation expense, effects of certain purchase accounting adjustments, start-up and development costs or acquisition, integration and separation costs, certain incremental costs and other exceptional, unusual or generally non-recurring items.
2.6 Principles governing the preparation of the Consolidated Financial Statement
Basis of consolidation
These Consolidated Financial Statements include all the assets, liabilities, equity, revenues, expenses and cash flows of the entities and businesses controlled by Constellium. All intercompany transactions and balances are eliminated.
Subsidiaries are entities over which the Group has control. The Group controls an entity when the Group has power over the investee, is exposed to, or has rights to variable returns from its involvement in the entity and has the ability to affect those returns through its power over the entity.
Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
Investments over which the Group has significant influence are accounted for under the equity method. Investments over which the Group has joint control are accounted for either as joint ventures under the equity method or as joint arrangements in relation to their interest in the joint operation.
Joint venture investments are initially recorded at cost. They are subsequently increased or decreased by the Group’s share in the profit or loss, or by other movements reflected directly in the equity of the entity.
Business combinations
The Group applies the acquisition method to account for business combinations.
The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities assumed and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The amount of non-controlling interests is determined for each business combination and is either based on the fair value (full goodwill method) or the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets, resulting in recognition of only the share of goodwill attributable to equity holders of the parent (partial goodwill method).
Goodwill is initially measured as the excess of the aggregate of the consideration transferred and the amount of non-controlling interest over the net identifiable assets acquired and liabilities assumed. If this consideration is lower than the fair value of the net assets of the subsidiary acquired, the difference is recognized as a gain in Other gains / (losses) - net in the Consolidated Income Statement.
At the acquisition date, the Group recognizes the identifiable acquired assets, liabilities and contingent liabilities (identifiable net assets) of the subsidiaries on the basis of fair value at the acquisition date. Recognized assets and liabilities may be adjusted during a maximum of 12 months from the acquisition date, depending on new information obtained about the facts and circumstances existing at the acquisition date.
Significant assumptions used in determining allocation of fair value include the following valuation techniques: the cost approach, the income approach and the market approach which are determined based on cash flow projections and related discount rates, industry indices, market prices regarding replacement cost and comparable market transactions.
Acquisition related costs are expensed as incurred and are included in Other gains / (losses) - net in the Consolidated Income Statement.
Cash-generating units
The reporting units, which generally correspond to industrial sites, are the lowest level of the Group’s internal reporting and have been identified as cash-generating units.
Goodwill
Goodwill arising from a business combination is carried at cost as established at the date of the business combination less accumulated impairment losses, if any.
Goodwill is allocated at the operating segment levels which are the groups of cash-generating units that are expected to benefit from the synergies of the combination. The operating segments represent the lowest level within the Group at which goodwill is monitored for internal management purposes.
Gains and losses on the disposal of a cash-generating unit include the carrying amount of goodwill relating to the cash-generating unit sold.
Impairment of goodwill
A group of cash-generating units to which goodwill is allocated is tested for impairment annually, or more frequently when there is an indication that the group of units may be impaired.
The net carrying value of a group of cash-generating units is compared to its recoverable amount, which is the higher of the value in use and the fair value less cost of disposal.
Value in use calculations use cash flow projections based on financial budgets approved by management and usually covering a 5-year period. Cash flows beyond this period are estimated using a perpetual long-term growth rate for the subsequent years.
The value in use is the sum of discounted cash flows over the projected period and the terminal value. Discount rates are determined based on the weighted-average cost of capital of each operating segment.
The fair value is the price that would be received for the group of cash-generating units, in an orderly transaction, from a market participant. This value is estimated on the basis of available and relevant market data or a discounted cash flow model reflecting market participant assumptions.
An impairment loss is recognized for the amount by which the group of units carrying amount exceeds its recoverable amount.
Any impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the group of cash-generating units and then, to the other assets of the group of units pro rata on the basis of the carrying amount of each asset in the group of units.
Any impairment loss is recognized in the line Impairment in the Consolidated Income Statement. An impairment loss recognized for goodwill cannot be reversed in subsequent years.
Non-current assets and disposal groups classified as held for sale & Discontinued operations
IFRS 5 - Non-current Assets Held for Sale and Discontinued Operations defines a discontinued operation as a component of an entity that (i) generates cash flows that are largely independent from cash flows generated by other components, (ii) is classified as held for sale or has been disposed of, and (iii) represents a separate major line of business or geographic areas of operations.
Assets and liabilities are classified as held for sale when their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the non-current asset or disposal group is available for immediate sale in its present condition.
Assets and liabilities are stated at the lower of carrying amount and fair value less costs to sell if their carrying amount is to be recovered principally through a sale transaction rather than through continuing use.
Assets and liabilities held for sale are presented in separate lines in the Consolidated Statement of Financial Position of the year during which the decision to sell is made.
The results of discontinued operations are shown separately in the Consolidated Income Statement and Consolidated Statement of Cash Flows.
Foreign currency transactions and foreign operations
Functional currency
Items included in the Consolidated Financial Statements of each of the entities and businesses of Constellium are measured using the currency of the primary economic environment in which each of them operates (their functional currency).
Foreign currency transactions
Transactions denominated in currencies other than the functional currency are recorded in the functional currency at the exchange rate in effect at the date of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated Income Statement, except when deferred in other comprehensive income as qualifying cash flow hedges and qualifying net investment hedges. Foreign exchange gains and losses that relate to borrowings and cash and cash equivalents are presented within Finance costs - net.
Realized foreign exchange gains and losses that relate to commercial transactions are presented in Cost of sales. All other foreign exchange gains and losses, including those that relate to foreign currency derivatives hedging commercial transactions where hedge accounting has not been applied, are presented within Other gains / (losses) - net.
Foreign operations: presentation currency and foreign currency translation
In the preparation of the Consolidated Financial Statements, the year-end balances of assets, liabilities and components of equity of Constellium’s entities and businesses are translated from their functional currencies into Euros, the presentation currency of the Group, at their respective year-end exchange rates. Revenue, expenses and cash flows of Constellium’s entities and businesses are translated from their functional currencies into Euros using their respective average exchange rates for the year.
The net differences arising from exchange rate translation are recognized in the Consolidated Statement of Comprehensive Income / (Loss).
The following table summarizes the main exchange rates used for the preparation of the Consolidated Financial Statements :

Foreign exchange rate for 1 Euro		Year ended December 31, 2019		Year ended December 31, 2018		Year ended December 31, 2017
		Average rate	Closing rate	Average rate	Closing rate	Average rate	Closing rate
U.S. Dollars	USD	1.1193	1.1234	1.1798	1.1450	1.1273	1.1993
Swiss Francs	CHF	1.1121	1.0854	1.1546	1.1269	1.1103	1.1702
Czech Koruna	CZK	25.6698	25.4080	25.6452	25.7240	26.3151	25.5349

Revenue from Contracts with Customers
Under IFRS 15, revenue is recognized in an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.
The Group primarily contracts with customers for the sale of rolled or extruded aluminium products. For the majority of our business, performance obligations with customers begin when we acknowledge a purchase order for a specific customer order of product to be delivered in the near-term. These purchase orders are short-term in nature, although they may be governed by long-term multi-year frame agreements.

Revenue from product sales, measured at the fair value of the consideration received or receivable, should be recognized at the point in time when control of the asset is transferred to the customer, generally upon delivery. In certain limited circumstances, the Group may be required to recognize revenue over time for products that have no alternative use and for which the Group has an enforceable right to payment for production completed to date.
Revenue from product sales, net of trade discounts, allowances and volume-based incentives, is recognized for the amount the Group expects to be entitled to, generally upon delivery, and provided persuasive evidence that control has transferred.
Contract liabilities consist of expected volume discounts, rebates, incentives, refunds and penalties and price concessions. Contract liabilities are presented in Trade payables and other.
Research and development costs
Costs incurred on development projects are recognized as intangible assets when the following criteria are met:

–	It is technically feasible to complete the intangible asset so that it will be available for use;

–	Management intends to complete and use the intangible asset;

–	There is an ability to use the intangible asset;

–	It can be demonstrated how the intangible asset will generate probable future economic benefits;

–	Adequate technical, financial and other resources to complete the development and use or sell the intangible asset are available; and

–	The expenditure attributable to the intangible asset during its development can be reliably measured.
Development expenditures that do not meet these criteria are expensed as incurred. Development costs previously recognized as expenses cannot be recognized as an asset in a subsequent period.
Other gains / (losses) - net
Other gains / (losses) - net include: (i) realized and unrealized gains and losses on derivatives contracted for commercial purposes and accounted for at fair value through profit or loss, (ii) unrealized exchange gains and losses from the remeasurement of monetary assets and liabilities and (iii) the ineffective portion of changes in fair value of derivatives, which are designated for hedge accounting.
Other gains / (losses) - net separately identifies other unusual, infrequent or non-recurring items. Such items are those that, in management’s judgment, need to be disclosed by virtue of their size, nature or incidence. In determining whether an event or transaction is specific, management considers quantitative as well as qualitative factors such as the frequency or predictability of occurrence.
Interest income and expense
Interest income is recorded using the effective interest rate method on loans receivables and on the interest bearing components of cash and cash equivalents.
Interest expense on short and long-term financing is recorded at the relevant rates on the various borrowing agreements.
Borrowing costs (including interest) incurred for the construction of any qualifying asset are capitalized during the period of time required to complete and prepare the asset for its intended use.
Share-based payment arrangements
Equity-settled share-based payments to employees and Board members providing similar services are measured at the fair value of the equity instruments at the grant date.
The fair value determined at the grant date is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting year, the Group revises its estimate of the number of equity instruments expected to vest.
Property, plant and equipment
Recognition and measurement
Property, plant and equipment acquired by the Company are recorded at cost, which comprises the purchase price, including import duties and non-refundable purchase taxes, any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and the estimated close down and restoration costs associated with the asset. Borrowing costs, including interests, directly attributable to the acquisition or construction of a Property, plant and equipment are included in the cost. Subsequent to the initial recognition, Property, plant and equipment are measured at cost less accumulated depreciation and impairment, if any. Costs are capitalized into construction work-in-progress until such projects are completed and the assets are available for use.
Subsequent costs
Enhancements and replacements are capitalized as additions to Property, plant and equipment only when it is probable that future economic benefits associated with them will flow to the Company and the cost of the item can be measured with reliability. Ongoing regular maintenance costs related to Property, plant and equipment are expensed as incurred.
Depreciation
Land is not depreciated. Property, plant and equipment are depreciated over the estimated useful lives of the related assets using the straight-line method as follows:

–	Buildings 10 – 50 years;

–	Machinery and equipment 3 – 40 years;

–	Vehicles 5 – 8 years.
Intangible assets
Recognition and measurement
Technology and customer relationships acquired in a business combination are recognized at fair value at the acquisition date. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and impairment losses. The useful lives of the Group intangible assets are assessed to be finite.
Amortization
Intangible assets are amortized over the estimated useful lives of the related assets using the straight-line method as follows:

–	Technology 20 years;

–	Customer relationships 25 years;

–	Software 3 – 5 years.
Impairment of property, plant and equipment and intangible assets
Property, plant and equipment and intangible assets subject to amortization are reviewed for impairment if there is any indication that the carrying amount of the asset (or cash-generating unit to which it belongs) may not be recoverable. The recoverable amount is based on the higher of fair value less cost of disposal (market value) and value in use (determined using estimates of discounted future net cash flows of the asset or group of assets to which it belongs).
Any impairment loss is recognized in the line Impairment in the Consolidated Income Statement.
Financial Instruments

i.	Classification and measurement

•	Financial assets
Financial assets are classified either: (a) at amortized cost, (b) at fair value through other comprehensive income (FVOCI), or (c) at fair value through profit or loss (FVPL). The classification depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing the financial assets. Management determines the classification of Constellium’s financial assets at initial recognition.

i.
Assets at amortized cost are comprised of other receivables, non-current loans receivable and current loans receivable in the Consolidated Statement of Financial Position. They are held within a business model whose objective is to hold assets in order to collect contractual cash flows provided they give rise to cash flows that are ‘solely payments of principal and interest’ on the principal amount outstanding. They are carried at amortized cost using the effective interest rate method, less any impairment. They are classified as current or non-current assets based on their maturity date.

ii.
Assets at fair value through OCI are comprised of trade receivables in the Consolidated Statement of Financial Position. The business model is to maintain liquidity for the Group, should the need arise, which leads to sales through factoring agreements that are more than infrequent and significant in value. Therefore, trade receivables are managed under an objective that results in both collecting the contractual cash flows and selling the receivables to the factors. The portfolio of trade receivables is therefore classified as measured at fair value through OCI. Foreign exchange revaluation and impairment losses or reversals are recognized in profit or loss and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss. These assets are classified as current or non-current assets based on their maturity date.

iii.
Assets at fair value through profit or loss are comprised of derivatives except when designated as hedging instruments in a hedging relationship that qualifies for hedge accounting in accordance with IAS 39, ‘Financial instruments’. Financial assets carried at fair value through profit or loss are initially recognized at fair value and transaction costs are expensed in the Consolidated Income Statement.

•	Financial liabilities
Borrowings and other financial liabilities (excluding derivative liabilities) are recognized initially at fair value, net of transaction costs incurred and directly attributable to the issuance of the liability. These financial liabilities are subsequently measured at amortized cost using the effective interest rate method. Any difference between the amounts originally received (net of transaction costs) and the redemption value is recognized in the Consolidated Income Statement using the effective interest rate method.

ii.	Impairment of financial assets
Financial assets subject to IFRS 9’s expected credit loss model includes: cash and cash equivalents, trade receivables and other and loans to joint ventures.

iii.	Offsetting financial instruments
Financial assets and liabilities are offset and the net amount reported in the Consolidated Statement of Financial Position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.
Derivatives financial instruments
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument for accounting purposes, and if so, the nature of the item being hedged.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, relevant market prices are used to determine fair values. The Group periodically estimates the impact of credit risk on its derivatives instruments aggregated by counterparties and takes it into account when estimating the fair value of its derivatives.
Credit Value Adjustments are calculated for asset derivatives based on Constellium counterparties credit risk. Debit Value Adjustments are calculated for credit derivatives based on Constellium's own credit risk. The fair value method used is based on historical probability of default, provided by leading rating agencies.
For derivative instruments that do not qualify for hedge accounting, changes in the fair value are recognized immediately in profit or loss and are included in ‘Other gains / (losses) - net’.
The Group did not adopt the disposition of IFRS 9 on hedging and will therefore continue to apply the provisions of IAS 39. For derivative instruments that are designated for hedge accounting, the group documents at the inception of the hedging transaction the relationship between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking the hedge transaction. The group also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions have been and will continue to be highly effective in offsetting changes in cash flows of hedged items.
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in Other Comprehensive Income and accumulated in reserves in equity. The gain or loss relating to the ineffective portion is recognized immediately in the Consolidated Income Statement in ‘Other gains / (losses) - net’.
Amounts accumulated in equity are reclassified to the Consolidated Income Statement when the hedged item affects the Consolidated Income Statement. The gain or loss relating to the effective portion of derivative instruments hedging forecasted cash-flows under customer agreements is recognized in ‘Revenue’. When the forecasted transaction that is hedged results in the recognition of a non-financial asset, the gains and losses previously deferred in equity are reclassified from equity and included in the initial measurement of the cost of the asset. The deferred amounts would ultimately be recognized in the Consolidated Income Statement upon the sale, depreciation or impairment of the asset.
When a hedging instrument expires or is sold or terminated, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized when the forecasted transaction is ultimately recognized in the Consolidated Income Statement. When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was recognized in equity is immediately reclassified to the Consolidated Income Statement.
Leases (Prior to January 1, 2019)
Constellium as the lessee
Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Various buildings, machinery and equipment are leased from third parties under operating lease agreements. Under operating leases, lease payments are recognized as rent expense on a straight-line basis over the term of the lease agreement, and are included in Cost of sales or Selling and administrative expenses, depending on the nature of the leased assets.
Leases of property, plant and equipment under which the Group has substantially all the risks and rewards of ownership are classified as finance leases. Various buildings and equipment are leased from third parties under finance lease agreements. Under such finance leases, the asset financed is recognized in Property, plant and equipment and the financing is recognized as a financial liability, in Borrowings.
Constellium as the lessor
Certain land, buildings, machinery and equipment are leased to third parties under finance lease agreements. At lease inception, the net book value of the related assets is removed from Property, plant and equipment and a Finance lease receivable is recorded at the lower of the fair value and the aggregate future cash payments to be received from the lessee computed at an interest rate implicit in the lease. As the Finance lease receivable from the lessee is due, interest income is recognized.
Inventories
Inventories are valued at the lower of cost and net realizable value, primarily on a weighted-average cost basis.
Weighted-average costs for raw materials, stores, work in progress and finished goods are calculated using the costs experienced in the current period based on normal operating capacity (and include the purchase price of materials, freight, duties and customs, the costs of production, which includes labor costs, materials and other expenses, that are directly attributable to the production process and production overheads).
Trade account receivables
Recognition and measurement
Trade account receivables are recognized at fair value through OCI since they are managed under an objective that results in both collecting the contractual cash flows and selling the receivables to the factors. The group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables and contract assets.
Factoring arrangements
In non-recourse factoring arrangements, under which the Group has transferred substantially all the risks and rewards of ownership of the receivables, the receivables are derecognized from the Consolidated Statement of Financial Position. When trade account receivables are sold with limited recourse, and substantially all the risks and rewards associated with these receivables are not transferred, receivables are not derecognized. Where the entity does not derecognize the receivables, the cash received from the Factor is classified as a financing cash inflow, the derecognition of the related liability as a financing cash outflow and the settlement of the receivables as an operating cash inflow. Arrangements in which the Group derecognizes receivables result in changes in trade receivables which are reflected as cash flows from operating activities.
Cash and cash equivalents
Cash and cash equivalents are comprised of cash in bank accounts and on hand, short-term deposits held on call with banks and other short-term highly liquid investments with original maturities of three months or less that are readily convertible into known amounts of cash and are subject to insignificant risk of changes in value, less bank overdrafts that are repayable on demand, provided there is an offset right.
Share capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new ordinary shares or options are shown in equity as a deduction, net of tax, from the proceeds.
Trade payables
Trade payables are initially recorded at fair value and classified as current liabilities if payment is due in one year or less.
Provisions
Provisions are recorded for the best estimate of expenditures required to settle liabilities of uncertain timing or amount when management determines that a legal or constructive obligation exists as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and such amounts can be reasonably estimated. Provisions are measured at the present value of the expected expenditures to be required to settle the obligation.
The ultimate cost to settle such liabilities is uncertain, and cost estimates can vary in response to many factors. The settlement of these liabilities could materially differ from recorded amounts. In addition, the expected timing of expenditure can also change. As a result, there could be significant adjustments to provisions, which could result in additional charges or recoveries affecting future financial results.
Types of liabilities for which the Group establishes provisions include:
Close down and restoration costs
Estimated close down and restoration costs are accounted for in the year when the legal or constructive obligation arising from the related disturbance occurs and it is probable that an outflow of resources will be required to settle the obligation. These costs are based on the net present value of estimated future costs. Provisions for close down and restoration costs do not include any additional obligations which are expected to arise from future disturbance. The costs are estimated on the basis of a closure plan including feasibility and engineering studies, are updated annually during the life of the operation to reflect known developments (e.g. revisions to cost estimates and to the estimated lives of operations) and are subject to formal review at regular intervals each year.
The initial closure provision together with subsequent movements in the provisions for close down and restoration costs, including those resulting from new disturbance, updated cost estimates, changes to the estimated lives of operations and revisions to discount rates are capitalized within Property, plant and equipment. These costs are then depreciated over the remaining useful lives of the related assets. The amortization or unwinding of the discount applied in establishing the net present value of the provisions is charged to the Consolidated Income Statement as a financing cost.
Environmental remediation costs
Environmental remediation costs are accounted for based on the estimated present value of the costs of the Group’s environmental clean-up obligations. Movements in the environmental clean-up provisions are presented as an operating cost within Cost of sales. Remediation procedures may commence soon after the time at which the disturbance, remediation process and estimated remediation costs become known, and can continue for many years depending on the nature of the disturbance and the technical remediation.
Restructuring costs
Provisions for restructuring are recorded when Constellium’s management is demonstrably committed to the restructuring plan and where such liabilities can be reasonably estimated. The Group recognizes liabilities that primarily include one-time termination benefits, or severance, and contract termination costs, primarily related to equipment and facility lease obligations. These amounts are based on the remaining amounts due under various contractual agreements, and are periodically adjusted for any anticipated or unanticipated events or changes in circumstances that would reduce or increase these obligations.
Legal, tax and other potential claims
Provisions for legal claims are made when it is probable that liabilities will be incurred and when such liabilities can be reasonably estimated. For asserted claims and assessments, liabilities are recorded when an unfavorable outcome of a matter is deemed to be probable and the loss is reasonably estimable. Management determines the likelihood of an unfavorable outcome based on many factors such as the nature of the matter, available defenses and case strategy, progress of the matter, views and opinions of legal counsel and other advisors, applicability and success of appeals, process and outcomes of similar historical matters, amongst others. Once an unfavorable outcome is considered probable, management weights the probability of possible outcomes and the most likely loss is recorded. Legal matters are reviewed on a regular basis to determine if there have been changes in management’s judgment regarding the likelihood of an unfavorable outcome or the estimate of a potential loss. Depending on their nature, these costs may be charged to the line Cost of sales or Other gains / (losses) - net in the Consolidated Income Statement. Included in other potential claims are provisions for product warranties and guarantees to settle the net present value portion of any settlement costs for potential future legal actions, claims and other assertions that may be brought by Constellium’s customers or the end-users of products. Provisions for product warranty and guarantees are charged to the line Cost of sales in the Consolidated Income Statement. When any legal action, claim or assertion related to product warranty or guarantee is settled, the net settlement amount incurred is charged against the provision established in the Consolidated Statement of Financial Position. The outstanding provision is reviewed periodically for adequacy and reasonableness by Constellium management.
Management establishes tax reserves and accrues interest thereon, if deemed appropriate, in expectation that certain tax positions other than income tax may be challenged and that the Group might not succeed in defending such positions, despite management’s belief that the positions taken were fully supportable.
Pension, other post-employment plans and other long-term employee benefits
For defined contribution plans, the contribution paid in respect of service rendered over the service year is recognized in the Consolidated Income Statement. This expense is included in Cost of sales, Selling and administrative expenses or Research and development expenses, depending on its nature.
For defined benefit plans, the retirement benefit obligation recognized in the Consolidated Statement of Financial Position represents the present value of the defined benefit obligation as reduced by the fair value of plan assets. The effects of changes in actuarial assumptions and experience adjustments are presented in the Consolidated Statement of Comprehensive Income / (Loss).
The amount charged to the Consolidated Income Statement in respect of these plans is included within the Income / (loss) from operations except for the net Interest costs, which are included within Finance costs - net.
The defined benefit obligations are assessed using the projected unit credit method. The most significant assumption is the discount rate.
Other post-employment benefit plans mainly relate to health and life insurance benefits to retired employees and in some cases to their beneficiaries and covered dependents. Eligibility for coverage is dependent upon certain age and service criteria. These benefit plans are unfunded and are accounted for as defined benefit obligations, as described above.
Other long-term employee benefits mainly include jubilees and other long-term disability benefits. For these plans, actuarial gains and losses arising in the year are recognized immediately in the Consolidated Income Statement.
Taxation
The current Income tax (expense) / benefit is calculated on the basis of the tax laws enacted or substantively enacted at the Consolidated Statement of Financial Position date in the countries where the Company and its subsidiaries operate and generate taxable income.
The Group is subject to income taxes in the Netherlands, France, United States and numerous other jurisdictions. Certain of Constellium’s businesses may be included in consolidated tax returns within the Company. In certain circumstances, these businesses may be jointly and severally liable with the entity filing the consolidated return, for additional taxes that may be assessed.
Deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the Consolidated Financial Statement carrying amounts of existing assets and liabilities and their respective tax bases. This approach also requires the recognition of deferred income tax assets for operating loss carryforwards and tax credit carryforwards.
The effect on deferred tax assets and liabilities of a change in tax rates and laws is recognized as income tax benefit/ (expense) in the year when the rate change is substantively enacted. Deferred income tax assets and liabilities are measured using tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on the tax rates and laws that have been enacted or substantively enacted at the date of the Consolidated Statement of Financial Position. Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.
Presentation of financial statements
The Consolidated Financial Statements are presented in millions of Euros, except Earnings per share in Euros. Certain reclassifications may have been made to prior year amounts to conform to the current year presentation.
2.7 Judgments in applying accounting policies and key sources of estimation uncertainty
Many of the amounts included in the Consolidated Financial Statements involve the use of judgment and/or estimation. These judgments and estimates are based on management’s best knowledge of the relevant facts and circumstances, giving consideration to previous experience. However, actual results may differ from the amounts included in the Consolidated Financial Statements. Key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year include the items presented below.
Impairment tests for goodwill, intangible assets and property, plant and equipment
The determination of fair value and value in use of cash-generating units or groups of cash-generating units depends on a number of assumptions, in particular market data, estimated future cash flows and discount rates.
These assumptions are subject to risk and uncertainty. Any material changes in these assumptions could result in a significant change in a cash-generating units’ recoverable value or in a goodwill impairment. Details of the key assumptions applied are set out in NOTE 18 - Intangible Assets (including Goodwill).
Pension, other post-employment benefits and other long-term employee benefits
The present value of the defined benefit obligations depends on a number of factors that are determined on an actuarial basis using a number of assumptions and its determination requires the application of judgment. Assumptions used and judgments made in determining the defined benefit obligations and net pension costs include discount rates, rates of future compensation increase as well as the criteria considered to determine, in the context of a plan amendment, when the plan amendment has occurred.
Any material changes in these assumptions could result in a significant change in employee benefit expenses recognized in the Consolidated Income Statement or actuarial gains and losses recognized in Equity and prepaid and accrued benefits. Details of the key assumptions made and judgments applied are set out in NOTE 25 - Pensions and Other Post-Employment Benefit Obligations.
Income Taxes
Significant judgment is sometimes required in determining the accrual for income taxes as there are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognizes liabilities based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were recorded, such differences will impact the current and deferred income tax provisions, results of operations and possibly cash flows in the year in which such determination is made.
Management judgment is required to determine the extent to which deferred tax assets can be recognized. In assessing the recognition of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be utilized. The deferred tax assets will be ultimately utilized to the extent that sufficient taxable profits will be available in the years in which the temporary differences become deductible. This assessment is conducted through a detailed review of deferred tax assets by jurisdiction and takes into account the scheduled reversals of taxable and deductible temporary differences, past, current and expected future performance deriving from the budget, the business plan and tax planning strategies. Deferred tax assets are not recognized in the jurisdictions where it is less likely than not that sufficient taxable profits will be available against which the deductible temporary differences can be utilized.
Provisions
Provisions have been recorded for: (a) close-down and restoration costs; (b) environmental remediation and monitoring costs; (c) restructuring programs; (d) legal and other potential claims including provisions for tax risks other than income tax, product warranty and guarantees, at amounts which represent management’s best estimates of the expenditure required to settle the obligation at the date of the Consolidated Statement of Financial Position. Expectations are revised each year until the actual liability is settled, with any difference accounted for in the year in which the revision is made. Main assumptions used are described in NOTE 26 - Provisions.